Interest Income and Interest Expense (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Factoring facility	$ 22,000,000	$ 15,200,000
Loan facility amount	3,000,000
Advances drawn under this arrangement amount	$ 1,360,643